Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information
Cash on deposit with financial institutions	$ 140,795	$ 13,701
Guaranteed investment certificates	661	135
Cash and cash equivalents	$ 141,456	$ 13,836	$ 6,028